Financial assets at fair value through profit or loss - Derivative Financial Assets FVTPL - Foreign Currency Forward and Interest Rate Swap (Detail) - ARS ($) $ in Thousands		Dec. 31, 2022	Dec. 31, 2021
Foreign Currency Forwards
Foreign currency forward purchases - US$		$ 1,165,119	$ 1,189,085
Foreign currency forward sales - US$		1,217,856	1,129,832
Foreign currency forward sales - Euros		1,825	11,432
Interest rate swaps
Fixed rate for floating rate	[1]	$ 1,500,000	$ 180,000

[1]	Floating rate: BADLAR (Buenos Aires Deposits of Large Amount Rate), is the interest rate for time deposits over 1 (one) million pesos, for 30 to 35 days.